Business Combination Involving Entities Under Common Control (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Business Combination Involving Entities Under Common Control [Abstract]
Disclosure of detailed information about business combination
Business combination involving entities under common control during the period

Name of acquiree	Proportion of equity interests acquired in business combination	Basis for business combination under common control	Acquisi-tion Date	Basis for determina-tion of acquisition date	From the beginning of the period to the acquisition date			2018
					Revenue	Net profit	Net cash outflow	Revenue	Net profit
Dalian West Pacific	56.04%	The Company and Dalian West Pacific are under the ultimate control of CNPC before and after the business combination and the control is not temporary	May 31, 2019	Acquisition of actual control	10,763	1	(53)	37,385	1,564